Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate information	1.1. Corporate information
Nokia Corporation, a public limited liability company
incorporated and domiciled in Helsinki, Finland, is the parent company (Parent Company or Parent) for all its subsidiaries
(together Nokia or the Group). Nokia’s operational headquarters are located in Espoo, Finland. The shares of Nokia Corporation are listed on the Nasdaq Helsinki Stock Exchange and the New
York Stock Exchange.
Nokia is a global provider of critical network infrastructure across fixed, mobile and transport networks, delivering the performance and security its customers need to meet the demands of an AI-
enabled future. Nokia’s solution offerings combine hardware, software and services, as well as licensing of intellectual
property, including patents, technologies and the Nokia brand.
These consolidated financial statements for the year ended 31
December 2025 were authorized for issuance and filing by the
Board of Directors on 5 March 2026.